OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

PRP DEPOSITOR 2024-RPL3, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002041169

PRPM 2024-RPL3, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jim Barrons, (602) 802-8305

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PRP DEPOSITOR 2024-RPL3, LLC

Date: October 28, 2024	By:	/s/ Jeff Padden
	Name:	Jeff Padden
	Title:	General Counsel

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report - AMC Narrative

Schedule 1 – Data Compare

Schedule 2 – Data Compare Summary

Schedule 3 – Exception Grades

Schedule 4 – Exceptions and Grades

Schedule 5 – Rating Agency Grades

99.2 - Third Party Due Diligence Report – DR Narrative

Schedule 1 – Rating Agency Report

Schedule 2 – Rebuttal Report

99.3 - Third Party Due Diligence Report – Infinity Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Disposition and Comments Report

Schedule 3 – Findings Detail Report

Schedule 4 – Payment History Report

Schedule 5 – RA Grades Report

Schedule 6 – Delinquent Tax, HOA and Muni Lien Report

99.4 - Third Party Due Diligence Report – Opus Narrative

Schedule 1 – Exception Report

Schedule 2 – RA Grades

99.5 - Third Party Due Diligence Report – ProTitle Narrative

Schedule 1 – Delinquent Tax Report

Schedule 2 – Securitization Report